Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Industrials Portfolio
September 30, 2023
VCY-NPRT3-1123
1.807737.119
Common Stocks - 99.3%
	Shares	Value ($)
Aerospace & Defense - 14.3%
Aerospace & Defense - 14.3%
Howmet Aerospace, Inc.	115,088	5,322,820
Lockheed Martin Corp.	7,748	3,168,622
The Boeing Co. (a)	44,009	8,435,645
TransDigm Group, Inc. (a)	6,800	5,733,284
		22,660,371
Air Freight & Logistics - 5.1%
Air Freight & Logistics - 5.1%
FedEx Corp.	30,700	8,133,044
Building Products - 10.5%
Building Products - 10.5%
Carlisle Companies, Inc.	8,096	2,098,969
Johnson Controls International PLC	74,064	3,940,945
Simpson Manufacturing Co. Ltd.	25,230	3,779,706
The AZEK Co., Inc. (a)	56,400	1,677,336
Trane Technologies PLC	25,724	5,219,657
		16,716,613
Commercial Services & Supplies - 4.0%
Environmental & Facilities Services - 4.0%
GFL Environmental, Inc.	88,792	2,820,034
Republic Services, Inc.	25,260	3,599,803
		6,419,837
Construction & Engineering - 4.5%
Construction & Engineering - 4.5%
AECOM	27,484	2,282,271
Quanta Services, Inc.	8,800	1,646,216
Willscot Mobile Mini Holdings (a)	75,500	3,140,045
		7,068,532
Construction Materials - 1.9%
Construction Materials - 1.9%
Eagle Materials, Inc.	17,832	2,969,385
Electrical Equipment - 8.4%
Electrical Components & Equipment - 8.4%
AMETEK, Inc.	19,400	2,866,544
Eaton Corp. PLC	23,324	4,974,543
Regal Rexnord Corp.	35,771	5,110,960
Vertiv Holdings Co.	9,400	349,680
		13,301,727
Ground Transportation - 16.4%
Cargo Ground Transportation - 7.5%
Knight-Swift Transportation Holdings, Inc. Class A	94,200	4,724,130
Saia, Inc. (a)	12,700	5,062,855
XPO, Inc. (a)	29,100	2,172,606
		11,959,591
Passenger Ground Transportation - 2.5%
Uber Technologies, Inc. (a)	85,600	3,936,744
Rail Transportation - 6.4%
CSX Corp.	24,636	757,557
Union Pacific Corp.	46,400	9,448,432
		10,205,989
TOTAL GROUND TRANSPORTATION		26,102,324
Industrial Conglomerates - 5.9%
Industrial Conglomerates - 5.9%
General Electric Co.	85,456	9,447,161
Machinery - 24.2%
Construction Machinery & Heavy Transportation Equipment - 2.0%
Caterpillar, Inc.	11,800	3,221,400
Industrial Machinery & Supplies & Components - 22.2%
Chart Industries, Inc. (a)(b)	26,680	4,512,122
Dover Corp.	38,040	5,306,960
Fortive Corp.	82,792	6,139,855
Ingersoll Rand, Inc.	115,132	7,336,211
ITT, Inc.	54,000	5,287,140
Parker Hannifin Corp.	17,180	6,691,954
		35,274,242
TOTAL MACHINERY		38,495,642
Professional Services - 2.4%
Research & Consulting Services - 2.4%
Leidos Holdings, Inc.	42,028	3,873,300
Trading Companies & Distributors - 1.7%
Trading Companies & Distributors - 1.7%
W.W. Grainger, Inc.	3,864	2,673,270
TOTAL COMMON STOCKS (Cost $147,474,602)		157,861,206

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d) (Cost $4,595,150)	4,594,691	4,595,150

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $152,069,752)	162,456,356
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(3,433,266)
NET ASSETS - 100.0%	159,023,090

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,050,960	43,358,301	44,409,261	43,936	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,409,825	42,665,183	44,479,858	2,359	-	-	4,595,150	0.0%
Total	7,460,785	86,023,484	88,889,119	46,295	-	-	4,595,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.